Deposits by Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 195,149	£ 197,313
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	194,191	196,160
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	958	1,153
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Capital amount guaranteed or protected	£ 304	£ 408